Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity
Stockholders’ Equity
Cash Dividend Payments
During 2014, 2013 and 2012, the Company did not declare or pay any cash dividends. The Company’s ability to pay dividends to holders of its common stock is limited by the Company’s senior credit facility, the indentures governing its senior notes and its vehicle financing programs.
Share Repurchases
The Company obtained Board approval to repurchase up to $635 million of its common stock under a plan originally approved in August 2013 and subsequently expanded in April and October 2014. During 2014, the Company repurchased approximately 5.7 million shares of common stock at a cost of approximately $300 million under the program. During 2013, the Company repurchased approximately 1.6 million shares of common stock at a cost of approximately $50 million under the program. The Company did not repurchase any of its common stock during 2012.
Convertible Note Hedge and Warrants
In 2009, the Company purchased a convertible note hedge for approximately $95 million, to potentially reduce the net number of shares required to be issued upon conversion of the Company’s 3½% Convertible Notes. Concurrently, the Company issued warrants for approximately $62 million to offset the cost of the convertible note hedge.
The convertible note hedge and warrants, which were to be net-share settled, initially covered the purchase and issuance, respectively, of approximately 21.2 million shares of common stock, subject to customary anti-dilution provisions. The initial strike price per share of the convertible note hedge and warrants was $16.25 and $22.50, respectively. The convertible note hedge was exercisable before expiration only to the extent that corresponding amounts of the 3½% Convertible Notes were exercised. The convertible note hedge and warrant transactions were accounted for as capital transactions and included as a component of stockholders’ equity.
In October 2014, the $66 million of outstanding Convertible Notes converted into approximately 4.0 million shares of the Company’s common stock at the initial conversion rate of 61.5385 shares of common stock per $1,000 principal amount.
During 2013, along with the Company’s repurchase of a portion of its 3½% Convertible Notes, the Company repurchased warrants for the purchase of the Company’s common stock for $37 million and sold an equal portion of its convertible note hedge for $50 million, reducing the number of shares related to each of the hedge and warrant by approximately 13 million. In addition, the Company unwound the remaining outstanding convertible note hedge and warrants; and repurchased warrants for the purchase of the Company’s common stock for $41 million, and settled its convertible note hedge for proceeds of $54 million and 179,000 shares of the Company’s common stock valued at $7 million.
Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss) are as follows:

	Currency Translation Adjustments	Net Unrealized Gains (Losses) on Cash Flow Hedges (a)	Net Unrealized Gains (Losses) on Available-For-Sale Securities	Minimum Pension Liability Adjustment (b)	Accumulated Other Comprehensive Income (Loss)
Balance, January 1, 2012	$159	$(13)	$2	$(70)	$78
Other comprehensive income (loss) before reclassifications	34	(1)	2	(23)	12
Amounts reclassified from accumulated other comprehensive income (loss)	—	14	(2)	8	20
Net current-period other comprehensive income (loss)	34	13	—	(15)	32
Balance, December 31, 2012	193	—	2	(85)	110
Other comprehensive income (loss) before reclassifications	(27)	1	—	24	(2)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	—	9	9
Net current-period other comprehensive income (loss)	(27)	1	—	33	7
Balance, December 31, 2013	166	1	2	(52)	117
Other comprehensive income (loss) before reclassifications	(115)	(7)	—	(24)	(146)
Amounts reclassified from accumulated other comprehensive income (loss)	—	5	—	2	7
Net current-period other comprehensive income (loss)	(115)	(2)	—	(22)	(139)
Balance, December 31, 2014	$51	$(1)	$2	$(74)	$(22)

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All components of accumulated other comprehensive income (loss) are net of tax, except currency translation adjustments, which exclude income taxes related to indefinite investments in foreign subsidiaries and include a $35 million gain, net of tax, related to the Company’s hedge of its net investment in Euro-denominated foreign operations (See Note 18—Financial Instruments).

(a)	For the year ended December 31, 2014, amounts reclassified from accumulated other comprehensive income (loss) into interest expense were $8 million ($5 million, net of tax).

(b)
For the year ended December 31, 2014 and 2013, amounts reclassified from accumulated other comprehensive income (loss) into selling, general and administrative expenses and operating expenses were $3 million ($2 million, net of tax) and $15 million ($9 million, net of tax), respectively.